Debt	12 Months Ended
Dec. 31, 2024
Debt [Abstract]
Debt
Note 14. Debt

a) The Company’s short- and long-term debt consists of the following:

As of December 31, 2023 (Thousands of Mexican pesos)

Currency	Loan	Interest rate	Maturity	Total

Senior Notes
U.S. dollars

	Fixed-rate Senior notes (i)	3.625%	2029	Ps.	16,893,500
	Fixed-rate Senior notes (i)	2.875%	2030		16,893,500
	Fixed-rate Senior notes (i)	4.700%	2032		12,670,125
	Fixed-rate Senior notes (i)	6.375%	2035		16,578,098
	Fixed-rate Senior notes (i)	6.125%	2037		6,237,503
	Fixed-rate Senior notes (i)	6.125%	2040		33,711,148
	Fixed-rate Senior notes (i)	4.375%	2042		19,427,525
	Fixed-rate Senior notes (i)	4.375%	2049		21,116,875
	Subtotal U.S. dollars			Ps.	143,528,274
Mexican pesos
	Commercial Paper (ii)	11.439%	2024	Ps.	200,000
	Domestic Senior notes (i)	TIIE + 0.020%	2024		1,356,693
	Domestic Senior notes (i)	TIIE + 0.050%	2024		1,920,231
	Fixed-rate Senior notes (i)	7.125%	2024		11,000,000
	Domestic Senior notes (i)	0.000%	2025		5,930,385
	Domestic Senior notes (i)	TIIE + 0.050%	2025		3,000,000
	Domestic Senior notes (i)	TIIE + 0.300%	2025		335,731
	Domestic Senior notes (i)	TIIE + 0.300%	2025		73,688
	Domestic Senior notes (i)	9.350%	2028		11,016,086
	Fixed-rate Senior notes (i)	9.500%	2031		17,000,000
	Domestic Senior notes (i)	9.520%	2032		14,679,166
	Fixed-rate Senior notes (i)	8.460%	2036		7,871,700
	Domestic Senior notes (i)	8.360%	2037		4,964,352
	Domestic Senior notes (i)	4.840%	2037		10,578,733
	Subtotal Mexican pesos			Ps.	89,926,765
Euros

	Commercial Paper (ii)	4.110% - 4.210%	2024	Ps.	9,510,854
	Exchangeable Bond (i)	0.000%	2024		37,662,984
	Fixed-rate Senior notes (i)	1.500%	2024		15,851,424
	Fixed-rate Senior notes (i)	1.500%	2026		13,986,551
	Fixed-rate Senior notes (i)	0.750%	2027		14,095,366
	Fixed-rate Senior notes (i)	2.125%	2028		11,122,292
	Fixed-rate Senior notes (i)	5.250%	2028		9,324,371
	Subtotal euros			Ps.	111,553,842
Pound Sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps.	10,753,557
	Fixed-rate Senior notes (i)	5.750%	2030		13,979,625
	Fixed-rate Senior notes (i)	4.948%	2033		6,452,134
	Fixed-rate Senior notes (i)	4.375%	2041		16,130,336
	Subtotal Pound Sterling			Ps.	47,315,652
Brazilian reais

	Debentures (i)	CDI + 1.400%	2024	Ps.	14,830,185
	Debentures (i)	CDI + 1.100%	2024		3,489,455
	Debentures (i)	CDI + 1.370%	2025		5,234,183
	Debentures (i)	CDI + 1.350%	2026		5,234,183
	Subtotal Brazilian reais			Ps.	28,788,006
Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps.	1,557,115
	Subtotal Japanese yen			Ps.	1,557,115
Chilean pesos
	Fixed-rate Senior notes (i)	4.000%	2035	Ps.	3,541,257
	Subtotal Chilean pesos			Ps.	3,541,257
	Subtotal other currencies			Ps.	5,098,372
Lines of Credit and others

Euros
	Lines of credit (iii)	Euribor 1M + 1.3% & 4.320%	2024 - 2028	Ps.	10,443,291
Mexican pesos
	Lines of credit (iii)	TIIE + 0.300% - TIIE + 0.790%	2024		52,680,000
Peruvian Soles
	Lines of credit (iii)	7.830% - 8.010%	2024		11,342,850
	Subtotal Lines of Credit and others			Ps.	74,466,141
	Total debt			Ps.	500,677,052
	Less: Short-term debt and current portion of long-term debt			Ps.	160,963,603
	Long-term debt			Ps.	339,713,449

As of December 31, 2024 (Thousands of Mexican pesos)

Currency	Loan	Interest rate	Maturity	Total

Senior Notes
U.S. dollars

Fixed-rate Senior notes (i)		5.125%	2028	Ps.	4,143,002
Fixed-rate Senior notes (i)		6.375%	2028		4,676,086
Fixed-rate Senior notes (i)		4.375%	2029		2,402,000
Fixed-rate Senior notes (i)		3.625%	2029		20,268,300
Fixed-rate Senior notes (i)		2.875%	2030		20,268,300
Fixed-rate Senior notes (i)		4.700%	2032		15,201,225
Fixed-rate Senior notes (i)		6.375%	2035		19,889,891
Fixed-rate Senior notes (i)		6.125%	2037		7,483,563
Fixed-rate Senior notes (i)		6.125%	2040		40,445,595
Fixed-rate Senior notes (i)		4.375%	2042		23,308,545
Fixed-rate Senior notes (i)		4.375%	2049		25,335,375
Subtotal U.S. dollars				Ps.	183,421,882
Mexican pesos
Commercial Paper (ii)		10.420% - 11.530%	2025	Ps.	6,500,597
Domestic Senior notes (i)		0.000%	2025		6,201,365
Domestic Senior notes (i)		TIIE + 0.050%	2025		3,000,000
Domestic Senior notes (i)		TIIE + 0.300%	2025		409,418
Domestic Senior notes (i)		9.350%	2028		11,016,086
Fixed-rate Senior notes (i)		10.125%	2029		17,500,000
Fixed-rate Senior notes (i)		9.500%	2031		17,000,000
Domestic Senior notes (i)		9.520%	2032		14,679,166
Fixed-rate Senior notes (i)		10.300%	2034		20,000,000
Fixed-rate Senior notes (i)		8.460%	2036		7,871,700
Domestic Senior notes (i)		8.360%	2037		4,964,352
Domestic Senior notes (i)		4.840%	2037		11,062,112
Subtotal Mexican pesos				Ps.	120,204,796
Euros

Commercial Paper (ii)		2.87% - 3.84%	2025		26,158,406
Fixed-rate Senior notes (i)		1.500%	2026		15,745,429
Fixed-rate Senior notes (i)		0.750%	2027		15,867,928
Fixed-rate Senior notes (i)		2.125%	2028		12,520,975
Fixed-rate Senior notes (i)		5.250%	2028		10,496,953
Floating-rate Senior notes (i)		Euribor 3M + 1.050%	2028		3,778,901
Subtotal euros				Ps.	84,568,592
Pound Sterling
Fixed-rate Senior notes (i)		5.000%	2026	Ps.	12,687,956
Fixed-rate Senior notes (i)		5.750%	2030		16,494,343
Fixed-rate Senior notes (i)		4.948%	2033		7,612,773
Fixed-rate Senior notes (i)		4.375%	2041		19,031,934
Subtotal Pound Sterling				Ps.	55,827,006
Brazilian reais
Debentures (i)		CDI + 1.37%	2025	Ps.	4,909,719
Debentures (i)		CDI + 1.35%	2026		4,909,719
Debentures (i)		CDI + 1.20%	2027		9,819,437
Debentures (i)		CDI + 0.55%	2028		4,909,719
Debentures (i)		IPCA + 5.7687%	2029		8,182,864
Subtotal Brazilian reais				Ps.	32,731,458
Other currencies
Japanese yen
Fixed-rate Senior notes (i)		2.950%	2039	Ps.	1,674,427
Chilean pesos
Fixed-rate Senior notes (i)		4.000%	2035	Ps.	3,907,036
Subtotal other currencies				Ps.	5,581,463
Lines of Credit and others

Euros
Lines of credit (iii)		Euribor 3M + 1.300%	2028	Ps.	6,088,232
Mexican pesos
Lines of credit (iii)		TIIE + 0.400% - 0.790%	2025		10,380,000
U.S. dollars
Lines of credit (iii)		SOFR 1M + 0.400% - 0.550% & 6.750%	2025 - 2029		23,511,228
Peruvian Soles
Lines of credit (iii)		5.080% - 6.150%	2025		21,298,150
Colombian pesos
Lines of credit (iii)		IBR 1M + 0.560% - 2.550% & IBR 3M + 0.560%	2025 - 2026		17,008,428
Chilean pesos
Lines of credit (iii)		TAB 30 + 3.35% & TAB 180 + 0.600% - 0.750%	2025 - 2026		6,526,415
Financial leases		8.270% - 8.970%	2027		22,052
Dominican pesos
Lines of credit (iii)		10.900% - 13.250%	2025 - 2026		415,929
Subtotal Lines of Credit and others				Ps.	85,250,434
Total debt				Ps.	567,585,631
Less: Short-term debt and current portion of long-term debt				Ps.	104,210,738
Long-term debt				Ps.	463,374,893

EURIBOR = Euro Interbank Offered Rate
TIIE = Mexican Interbank Rate
CDI = Brazil Interbank Deposit Rate
TAB = Chilean weighted average funding rate
IBR = Colombia Reference Bank Indicator
IPCA = Brazil consumer price index
SOFR = Secured Overnight Financing Rate

Interest rates on the Company’s debt are subject to fluctuations in international and local rates. The Company’s weighted average cost of borrowed funds as of December 31, 2023, and December 31, 2024 was approximately 5.94% and 6.14%, respectively.

Such rates do not include commissions or the reimbursements for Mexican tax withholdings (typically a tax rate of 4.9%) that the Company must pay to international lenders.

An analysis of the Company’s short-term debt maturities as of December 31, 2023, and December 31, 2024, is as follows:

	2023		2024
Senior Notes	Ps.	95,821,829	Ps.	47,179,504
Lines of credit		65,141,774		57,023,548
Financial leases		—		7,686
Subtotal short term debt	Ps.	160,963,603	Ps.	104,210,738
Weighted average interest rate		7.01%		6.42%

The Company’s long-term debt maturities are as follows:

Years	Amount
2026	Ps.	43,307,098
2027		25,693,358
2028		57,629,956
2029		60,514,144
2030		36,762,643
2031 and thereafter		239,467,694
Total	Ps.	463,374,893

(i) Senior Notes

The outstanding Senior Notes as of December 31, 2023, and December 31, 2024, are as follows:

Currency*	2023		2024
U.S. dollars	Ps.	143,528,274	Ps.	183,421,882
Mexican pesos		89,926,765		120,204,796
Euros		111,553,842		84,568,592
Pound sterling		47,315,652		55,827,006
Brazilian reais		28,788,006		32,731,458
Japanese yens		1,557,115		1,674,427
Chilean pesos		3,541,257		3,907,036

*Thousands of Mexican pesos.
*Includes secured and unsecured senior notes.

(ii) Commercial Paper

In August 2020, we established a Euro-Commercial Paper program for a total amount of €2,000 million. As of December 31, 2024, debt under this program aggregated to Ps. 26,158 million.

Additionally, under our Mexican Domestic Senior Notes program, we have an aggregated amount of Ps. 6,501 million in Commercial Paper in Mexican pesos as of December 31, 2024.

 (iii) Lines of credit

As of December 31, 2023, and December 31, 2024, debt under lines of credit aggregated to Ps. 74,466 million and Ps. 85,228 million respectively, debt of which Ps. 6,088 million correspond to EuroTelesites.

The Company has two revolving syndicated credit facilities, one for the Euro equivalent of U.S.$ 1,500 million and the other for U.S. $2,500 million maturing in 2026 and 2029, respectively. As long as the facilities are committed, a commitment fee is paid. As of December 31, 2024, the Company withdrew U.S.$ 600 million from the U.S. revolving syndicated credit facility. Telekom Austria has an undrawn revolving syndicated credit facility in Euros for €1,000 million that matures in 2026.

Restrictions

A portion of the debt is subject to certain restrictions with respect to maintaining certain financial ratios, as well as restrictions on selling a significant portion of groups of assets, among others. As of December 31, 2024, the Company was in compliance with all these requirements.

A portion of the debt is also subject to early maturity or repurchase at the option of the holders in the event of a change in control of the Company, as defined in each instrument. The definition of change in control varies from instrument to instrument; however, no change in control shall be considered to have occurred as long as its current shareholders continue to hold the majority of the Company’s voting shares.

Covenants

In conformity with the credit agreements, the Company is obliged to comply with certain financial and operating commitments. Such covenants limit in certain cases, the ability of the Company or the guarantor to: pledge assets, carry out certain types of mergers, sell all or substantially all of its assets, and sell control of Telcel.

Such covenants do not restrict the ability of AMX’s subsidiaries to pay dividends or other payment distributions to AMX. The more restrictive financial covenants require the Company to maintain a consolidated ratio of debt to EBITDA (defined as operating income plus depreciation and amortization) that does not exceed 4 to 1, and a consolidated ratio of EBITDA to interest paid that is not below 2.5 to 1 (in accordance with the clauses included in the credit agreements).

Several of the financing instruments of the Company may be accelerated, at the option of the debt holder in the case that a change in control occurs.

As of December 31, 2024, the Company was in compliance with all the covenants.

Non-cash consideration

As described in note 1 II c), the non-cash transaction related to the derecognition of exchangeable bonds through the conversion of KPN shares amounted to Ps. 34,569,415.